[GRAPHIC APPEARS HERE]





                            PROSPECTUS MAY 15, 1997









                                                  Stratton Growth Fund

                                      Stratton Monthly Dividend Shares

                                         Stratton Small-Cap Yield Fund








                                                     M U T U A L   F U N D S

                                                 Stability . Strategy . Success

                             STRATTON MUTUAL FUNDS

                  STRATTON MONTHLY DIVIDEND REIT SHARES, INC.
                          STRATTON GROWTH FUND, INC.
                         STRATTON SMALL-CAP YIELD FUND

                                  PROSPECTUS
                                 MAY 15, 1997

                       Plymouth Meeting Executive Campus
                       610 W. Germantown Pike, Suite 300
                        Plymouth Meeting, PA 19462-1050
                                (610) 941-0255

Stratton Mutual Funds is three separate funds (each a "Fund" and collectively the "Funds"). Each of the Funds has distinct investment objectives and policies. Information concerning the Funds has been combined into this one Prospectus to aid investors in understanding the similarities and differences among the Funds.

STRATTON MONTHLY DIVIDEND REIT SHARES, INC. ("SMDS") is a no-load mutual fund seeking as its objective a high rate of return from dividend and interest income on its investments in common stock and securities convertible into common stock.

STRATTON GROWTH FUND, INC. ("SGF") is a no-load mutual fund seeking as its primary objective possible growth of capital with current income from interest and dividends as a secondary objective. The Fund's investments will normally consist of common stock and securities convertible into common stock.

STRATTON SMALL-CAP YIELD FUND ("SSCY") is a separate, diversified investment portfolio offered by The Stratton Funds, Inc., a no-load open-end series management investment company. The Fund's investment objective is to achieve both dividend income and capital appreciation. The Fund seeks to achieve its objective by investing in equity securities, primarily common stock, and securities convertible into common stock, of companies with total market capitalizations at the time of investment of less than $1 billion and which are outside the Standard & Poor's 500 Index (hereinafter referred to as "small-cap companies").

This Prospectus sets forth concisely the information about the Funds that prospective investors ought to know before investing. Investors should read this Prospectus and retain it for future reference.

Additional information about the Funds has been filed with the Securities and Exchange Commission and is available upon request and without charge by calling or writing the Funds at the telephone number or address above. The Statement of Additional Information bears the same date as this Prospectus and is incorporated by reference into this Prospectus in its entirety. The Statement of Additional Information, material incorporated by reference into this Prospectus, and any other information regarding the Funds are maintained electronically with the U.S. Securities and Exchange Commission at its Internet Web sight (http://www.sec.gov).

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION, NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

                               TABLE OF CONTENTS

                                                                           PAGE
Introduction..............................................................   3
Fee Table.................................................................   4
Financial Highlights......................................................   5
Investment Objectives, Policies, Restrictions and Risk Considerations.....   7
Management of the Funds...................................................   9
Investment Advisor........................................................   9
Computation of Net Asset Value............................................  11
How to Buy Fund Shares....................................................  11
 Investing by Mail........................................................  12
 Investing by Wire........................................................  12
 Automatic Investment Plan................................................  13
 Direct Deposit Program...................................................  13
 Reinvestment of Income Dividends and Capital Gains Distributions.........  13
 Additional Information...................................................  13
How to Redeem Fund Shares.................................................  14
 By Written Request.......................................................  14
 By Automated Clearing House ("ACH")......................................  15
 Systematic Cash Withdrawal Plan..........................................  15
 Additional Information...................................................  16
Exchange Privilege........................................................  17
Retirement Plans..........................................................  17
Tax Treatment: Dividends and Distributions................................  18
Performance Calculations..................................................  19
Description of Common Stock...............................................  20
Service Providers and Underwriter.........................................  20

-------------------------------------------------------------------------------

FOR MORE DETAILED INFORMATION ABOUT THE ITEMS DISCUSSED IN THIS PROSPECTUS, A COPY OF THE STATEMENT OF ADDITIONAL INFORMATION MAY BE OBTAINED WITHOUT CHARGE BY WRITING TO THE FUNDS' DISTRIBUTOR, FPS BROKER SERVICES, INC., 3200 HORIZON DRIVE, P.O. BOX 61503, KING OF PRUSSIA, PA 19406-0903, OR BY TELEPHONING 800-634-5726.

INTRODUCTION      The securities offered by this Prospectus consist of shares of common stock of three separate Funds. Each Fund has distinct investment objectives and policies. The Funds are no-load, open-end, diversified mutual funds. The three Funds are identified herein as follows: Stratton Monthly Dividend
                  REIT Shares, Inc. ("SMDS"); Stratton Growth Fund, Inc.
                  ("SGF"); and Stratton Small-Cap Yield Fund ("SSCY"). As of
                  December 31, 1996, the Funds have changed their various fiscal year ends to December 31.

Investment        SMDS seeks as its objective a high rate of return from
Objectives        dividend and interest income on its investments in common
                  stock and securities convertible into common stock. The Fund will seek to achieve this objective through investment of at least 25% of assets in securities of real estate investment trusts ("REITs").

                  SGF seeks as its primary objective possible growth of capital with current income from interest and dividends as a secondary objective. The Fund's investments will normally consist of common stock and securities convertible into common stock.

                  SSCY seeks to achieve both dividend income and capital appreciation by investing in equity securities, primarily common stock and securities convertible into common stock of small-cap companies. The Fund will invest at least 80% of its assets in small-cap companies.

                  The value of each Fund's shares fluctuate because the value of the securities in which each Fund invests fluctuates. Each Fund will earn dividend or interest income to the extent that it receives dividends or interest from its investments. An investment in any of the Funds is neither insured nor guaranteed by the U.S. Government. There can be no assurance that any Fund's investment objective will be achieved.

How to Buy Fund   The minimum initial investment for SMDS, SGF and SSCY is
Shares            $2,000. There is no minimum initial investment requirement for any retirement plan. Subsequent investments will be accepted in minimum amounts of $100 or more. The Funds do not impose any sales load nor bear any fees pursuant to a Rule 12b-1 Plan. The public offering price for shares of each Fund is the net asset value per share next determined after receipt and acceptance of a purchase order at the transfer agent in proper form with accompanying check or bank wire arrangement. See "How to Buy Fund Shares."

How to Redeem     Shares of the Funds may be redeemed at the net asset value
Fund Shares       per share next determined after receipt by the transfer
                  agent of a redemption request in proper form. Signature guarantees may be required for certain redemption requests.
                  See "How to Redeem Fund Shares."

Dividends         SMDS intends to pay monthly dividends from its net
                  investment income and distributions of net capital gains, if any, will be paid annually.

                  SGF intends to pay semi-annual dividends from its net investment income and distributions of net capital gains, if any, will be paid annually.

                  SSCY intends to pay quarterly dividends from its net investment income and distributions of net capital gains, if any, will be paid annually.

Investment        Stratton Management Company (the "Investment Advisor"),
Management,       Plymouth Meeting Executive Campus, 610 W. Germantown Pike,
Underwriter and   Suite 300, Plymouth Meeting, PA 19462-1050 is the Investment
Servicing         Advisor for the Funds.
Agents

                  FPS Broker Services, Inc. ("FPBS"), 3200 Horizon Drive, P.O. Box 61503, King of Prussia, PA 19406-0903 serves as the Funds' Underwriter. FPS Services, Inc. ("FPS"), 3200 Horizon Drive, P.O. Box 61503, King of Prussia, PA 19406-0903 serves as the Funds' Administrator, Accounting/Pricing Agent, and Transfer Agent.

-------------------------------------------------------------------------------
FEE TABLE         Below is a summary of the Operating Expenses that each Fund incurred during its most recent fiscal period. A hypothetical example based on the summary is also shown.

                                                            SMDS   SGF  SSCY
                                                            ----   ---  ----
           ANNUAL FUND OPERATING EXPENSES:
           ------------------------------
           (as a percentage of average net assets)
           Management Fees................................. 0.63% 0.75% 0.75%/1/
           Other Expenses.................................. 0.39% 0.42% 0.84%
                                                            ----- ----- -----
           Total Fund Operating Expenses................... 1.02% 1.17% 1.59%

           Example:

           You would pay the following expenses     1 year   $ 10  $ 12  $ 16
           on a $1,000 investment, assuming: (1)    3 years  $ 32  $ 37  $ 50
           a 5% annual return; and (2) redemption   5 years  $ 56  $ 64  $ 87
           at the end of each time period:         10 years  $124  $141  $189

                  WHILE THE FOREGOING EXAMPLE ASSUMES A 5% ANNUAL RETURN, A FUND'S ACTUAL PERFORMANCE WILL VARY AND MAY RESULT IN AN ACTUAL RETURN MORE OR LESS THAN 5%. THE EXAMPLE SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES. ACTUAL EXPENSES MAY BE MORE OR LESS THAN THOSE SHOWN.

                  The purpose of this table is to assist investors in understanding the various costs and expenses that investors will bear directly or indirectly. The Funds do not impose any sales load, redemption or exchange fees, nor do they bear any fees pursuant to a Rule 12b-1 Plan; however, the Transfer Agent currently charges investors who request redemptions by wire transfer a fee of $9 for each such payment. For more complete descriptions of the various costs and expenses, see "Investment Advisor," "How to Buy Fund Shares," "How to Redeem Fund Shares," "Retirement Plans" and "Service Providers and Underwriter " and the financial statements and related notes which appear in the Funds' Annual Reports to Shareholders.

                  /1/ This fee represents the basic management fee of 0.75%
                      payable to SSCY under the Investment Advisory Agreement. The basic management fee may be increased or decreased by a performance adjustment. The performance adjustment is a rolling 24-month comparison to the Frank Russell 2000 Index ("Russell 2000"), see "Investment Advisor" for a further discussion. For the period ended December 31, 1996 the Investment Advisor received 0.45% of SSCY's average net assets. Absent such performance adjustment, the Investment Advisor would have received 0.75% of SSCY's average net assets.

-------------------------------------------------------------------------------
FINANCIAL         The following information provides financial highlights for
HIGHLIGHTS        a share of each Fund outstanding during the periods stated.
                  The information for each period ended presented below has been audited by Tait, Weller & Baker, certified public accountants, whose report appears in the Funds' Annual
                  Reports to Shareholders dated December 31, 1996. This information should be read in conjunction with the financial statements and accompanying notes appearing in the 1996
                  Annual Reports to Shareholders, which are incorporated by reference into the Statement of Additional Information.
                  Further information about the performance of the Funds is available in the Annual Reports to Shareholders. Both the Statement of Additional Information and the Annual Reports to Shareholders may be obtained from the Funds free of charge by calling 800-634-5726.

                  The following tables set forth financial data for a share of capital stock outstanding throughout the periods presented for each Fund.

                  STRATTON MONTHLY DIVIDEND REIT SHARES, INC.

                           11 MONTHS
                             ENDED                                  YEARS ENDED JANUARY 31
                           ---------    -------------------------------------------------------------------------------------
                           12/31/96       1996      1995      1994     1993     1992    1991/1/  1990/1/  1989/1/  1988/1,2/
                           ---------    --------  --------  --------  -------  -------  -------  -------  -------  ----------
 NET ASSET VALUE,
  BEGINNING OF YEAR......  $  27.40     $  24.84  $  28.69  $  29.91  $ 27.83  $ 23.02  $ 24.50  $ 24.43  $ 25.11    $ 31.09
                           --------     --------  --------  --------  -------  -------  -------  -------  -------    -------
 INCOME FROM INVESTMENT
 ----------------------
  OPERATIONS
  ----------
Net investment income...      1.63         1.88      1.94      1.87     1.94     1.97     2.05     2.09     2.10       2.06
 Net gains (loss) on
  securities (both
  realized and
  unrealized)............      0.16         2.60     (3.87)    (1.14)    2.08     4.79    (1.33)    0.03    (0.70)     (5.33)
                           --------     --------  --------  --------  -------  -------  -------  -------  -------    -------
  Total from investment
   operations............      1.79         4.48     (1.93)     0.73     4.02     6.76     0.72     2.12     1.40      (3.27)
                           --------     --------  --------  --------  -------  -------  -------  -------  -------    -------
 LESS DISTRIBUTIONS
 ------------------
 Dividends (from net
  investment income).....     (1.63)       (1.89)    (1.92)    (1.94)   (1.94)   (1.95)   (2.20)   (2.05)   (2.08)     (2.06)
 Distributions in excess
  of net Investment
  Income.................     (0.13)       (0.03)     0.00     (0.01)    0.00     0.00     0.00     0.00     0.00       0.00
 Distributions from net
  realized gains from
  security
  transactions...........      0.00         0.00      0.00      0.00     0.00     0.00     0.00     0.00     0.00      (0.27)
 Distributions from
  paid-in capital/3/.....      0.00         0.00      0.00      0.00     0.00     0.00     0.00     0.00     0.00      (0.38)
                           --------     --------  --------  --------  -------  -------  -------  -------  -------    -------
  Total distributions....     (1.76)       (1.92)    (1.92)    (1.95)   (1.94)   (1.95)   (2.20)   (2.05)   (2.08)     (2.71)
                           --------     --------  --------  --------  -------  -------  -------  -------  -------    -------
 NET ASSET VALUE, END OF
  YEAR...................  $  27.43     $  27.40  $  24.84  $  28.69  $ 29.91  $ 27.83  $ 23.02  $ 24.50  $ 24.43    $ 25.11
                           ========     ========  ========  ========  =======  =======  =======  =======  =======    =======
 TOTAL RETURN............     7.12%       18.98%    (6.57%)    2.22%   15.18%   30.55%    3.30%    8.69%    5.93%    (10.80%)
 RATIOS/SUPPLEMENTAL DATA
 ------------------------
 Net assets, end of year
  (in 000's).............  $103,780     $129,267  $134,066  $165,798  $98,227  $45,566  $31,178  $33,200  $33,845    $36,305
 Ratio of expenses to
  average net assets.....     1.02%/4/     0.99%     1.08%     0.99%    1.10%    1.23%    1.27%    1.25%    1.21%      1.21%
 Ratio of net income to
  average net assets.....     6.94%/4/     7.42%     7.71%     6.12%    6.74%    7.63%    8.79%    8.19%    8.54%      7.52%
 Portfolio turnover
  rate...................    69.19%       53.30%    39.50%    19.15%   35.94%   43.55%   14.00%   39.10%   15.00%     24.44%
 Average commission rate
  paid...................  $ 0.0498          N/A       N/A       N/A      N/A      N/A      N/A      N/A      N/A        N/A

--------
/1/ NOT COVERED BY INDEPENDENT ACCOUNTANTS' REPORT
/2/ PER SHARE INCOME AND EXPENSES AND NET REALIZED AND UNREALIZED GAIN (LOSS) ON
    INVESTMENTS HAVE BEEN COMPUTED USING THE AVERAGE NUMBER OF SHARES OUTSTANDING DURING THE PERIOD. THESE COMPUTATIONS HAD NO EFFECT ON NET ASSET VALUE PER SHARE.
/3/ DISTRIBUTIONS FROM PAID-IN CAPITAL RESULT FROM THE EXCESS OF TAXABLE CAPITAL
    GAINS OVER GAINS AVAILABLE FROM BOOK SOURCES.
/4/ ANNUALIZED

                           STRATTON GROWTH FUND, INC.

                           7 MONTHS
                            ENDED                                  YEARS ENDED MAY 31,
                           --------  ----------------------------------------------------------------------------------------
                           12/31/96   1996     1995     1994     1993     1992    1991/1/  1990/1/  1989/1/  1988/1/  1987/1/
                           --------  -------  -------  -------  -------  -------  -------  -------  -------  -------  -------
 NET ASSET VALUE,
  BEGINNING OF YEAR......  $  27.18  $ 22.35  $ 20.65  $ 20.89  $ 20.55  $ 19.75  $ 19.66  $ 21.84  $ 19.48  $ 22.24  $ 24.25
                           --------  -------  -------  -------  -------  -------  -------  -------  -------  -------  -------
 INCOME FROM INVESTMENT
 ----------------------
  OPERATIONS
  ----------
 Net investment income...     0.312    0.556    0.537    0.510    0.560     0.64     0.72     0.82     0.55     0.58     0.37
 Net gains (loss) on
  securities (both
  realized and
  unrealized)............     1.298    5.759    2.978    0.665    1.160     1.32     0.65     0.20     3.83    (1.11)   (0.03)
                           --------  -------  -------  -------  -------  -------  -------  -------  -------  -------  -------
  Total from investment
   operations............     1.610    6.315    3.515    1.175    1.720     1.96     1.37     1.02     4.38    (0.53)    0.34
                           --------  -------  -------  -------  -------  -------  -------  -------  -------  -------  -------
 LESS DISTRIBUTIONS
 ------------------
 Dividends (from net
  investment income).....    (0.580)  (0.540)  (0.540)  (0.510)  (0.565)  (0.725)   (0.82)   (0.71)   (0.53)   (0.70)   (0.28)
 Distributions (from
  capital gains).........    (1.210)  (0.945)  (1.275)  (0.905)  (0.815)  (0.435)   (0.46)   (2.49)   (1.49)   (1.53)   (2.07)
  Total Distributions....    (1.790)  (1.485)  (1.815)  (1.415)  (1.380)  (1.160)   (1.28)   (3.20)   (2.02)   (2.23)   (2.35)
                           --------  -------  -------  -------  -------  -------  -------  -------  -------  -------  -------
 NET ASSET VALUE, END OF
  YEAR...................  $  27.00  $ 27.18  $ 22.35  $ 20.65  $ 20.89  $ 20.55  $ 19.75  $ 19.66  $ 21.84  $ 19.48  $ 22.24
                           ========  =======  =======  =======  =======  =======  =======  =======  =======  =======  =======
 TOTAL RETURN............     6.40%   29.62%   18.61%    5.92%    8.91%   10.57%    7.58%    4.94%   24.25%  (2.17%)    1.85%
 RATIOS/SUPPLEMENTAL DATA
 ------------------------
 Net assets, end of year
  (in 000's).............  $ 44,801  $42,880  $31,719  $25,475  $25,315  $25,311  $25,111  $23,407  $20,268  $16,859  $19,326
 Ratio of expenses to
  average net assets.....  1.17%/2/    1.16%    1.31%    1.34%    1.39%    1.35%    1.41%    1.38%    1.41%    1.48%    1.50%
 Ratio of net investment
  income to average net
  assets.................  2.08%/2/    2.28%    2.70%    2.51%    2.76%    3.20%    3.94%    4.09%    2.79%    2.80%    1.74%
 Portfolio turnover
  rate...................    20.32%   15.41%   42.54%   49.81%   35.34%   59.76%   56.78%   54.80%   49.85%   34.42%   22.69%
 Average commission rate
  paid...................  $ 0.0537      N/A      N/A      N/A      N/A      N/A      N/A      N/A      N/A      N/A      N/A

--------
/1/ NOT COVERED BY INDEPENDENT ACCOUNTANTS' REPORT
/2/ ANNUALIZED

                         STRATTON SMALL-CAP YIELD FUND

                                     9 MONTHS      YEAR      YEAR    FOR THE PERIOD
                                      ENDED       ENDED     ENDED      4/12/93/1/
                                     12/31/96    03/31/96  03/31/95   TO 03/31/94
                                     --------    --------  --------  --------------
NET ASSET VALUE, BEGINNING OF
 PERIOD............................  $ 31.95     $ 25.88   $ 25.94       $25.00
                                     -------     -------   -------       ------
INCOME FROM INVESTMENT OPERATIONS
---------------------------------
 Net investment income.............     0.53        0.66      0.57         0.43
 Net gains (loss) on securities
  (both realized and unrealized)...     3.47        6.07     (0.04)        0.91
                                     -------     -------   -------       ------
 Total from investment operations..     4.00        6.73      0.53         1.34
                                     -------     -------   -------       ------
LESS DISTRIBUTIONS
------------------
Dividends (from net investment
 income)...........................    (0.54)      (0.66)    (0.59)       (0.40)
Distributions (from capital
 gains)............................    (1.83)       0.00      0.00         0.00
                                     -------     -------   -------       ------
 Total distributions...............    (2.37)      (0.66)    (0.59)       (0.40)
                                     -------     -------   -------       ------
NET ASSET VALUE, END OF PERIOD.....  $ 33.58     $ 31.95   $ 25.88       $25.94
                                     =======     =======   =======       ======
TOTAL RETURN.......................   12.84%      26.18%     2.09%        5.51%/2/
RATIOS/SUPPLEMENTAL DATA
------------------------
 Net assets, end of period (in
  000's)...........................  $21,691     $19,592   $14,058       $8,257
 Ratio of expenses to average net
  assets...........................    1.29%/2/    1.46%     2.12%        2.28%/2/
 Ratio of net investment income to
  average net assets...............    2.03%/2/    2.28%     2.36%        1.85%/2/
 Portfolio turnover rate...........   35.86%      33.50%    30.20%       28.60%/2/
 Average commission rate paid......  $0.0579         N/A       N/A          N/A

--------
/1/ COMMENCEMENT OF OPERATIONS
/2/ ANNUALIZED

INVESTMENT         The investment objective of SGF is fundamental and may not
OBJECTIVES,        be changed without a vote of a majority of the Fund's
POLICIES,          shares. The investment objectives of SMDS and SSCY are not
RESTRICTIONS       fundamental and may be changed by the Board of Directors of
AND RISK           the applicable Fund. Unless otherwise stated in this
CONSIDERATIONS     Prospectus or the Statement of Additional Information, each
                   Fund's investment policies are not fundamental and may be changed without shareholder approval. While a non-fundamental policy or restriction may be changed by the Board of Directors of the applicable Fund without shareholder approval, the Funds intend to notify shareholders before making any change in any such policy or restriction. Fundamental policies may not be changed without shareholder approval. A complete list of each Fund's fundamental investment restrictions appears in the Statement of Additional Information.

SMDS SMDS' objective is to seek a high rate of return from dividend and interest income on its investments in common stock and securities convertible into common stock. Investment decisions will be made on the basis of an analysis of fundamentals of individual companies and on relevant economic and social conditions. The Fund will invest at least 80% of its assets in common stock and securities convertible into common stock. The Fund intends to invest at least 65% of its assets in securities of REITs. The Fund's concentration policy requires the Fund to invest at least 25% of its assets in securities of REITs. This policy of concentration may not be changed without the approval of the holders of a majority of the Fund's outstanding shares.

SGF The primary objective of SGF is to seek possible growth of capital for its shareholders' investments, with current income from interest and dividends as a secondary objective. On an overall portfolio basis, the Investment Advisor will seek appreciation of capital for the Fund by continuously reviewing both individual securities and relevant economic and social conditions so that in the view of the Investment Advisor, the Fund's portfolio has the greatest possible potential for capital growth consistent with reasonable risk. The Fund's investments will normally consist of common stock and securities convertible into common stock. The Fund may also invest in REITs. In making its investment decision, the Investment Advisor examines the securities of domestic companies, generally those with dividend payment records, with a view to selecting those securities which it believes will provide a greater opportunity for growth and return of capital.

                   Preferred stocks and debt securities which are not convertible into common stock will normally not be purchased. However, when the Investment Advisor determines that a temporary defensive position is warranted, it may invest in non-convertible preferred stocks, debt securities and domestic corporate and government fixed income obligations without limitation and to the extent such investments are made, the Fund will not be achieving growth of capital. The Fund's relative equity and cash (or cash equivalent) positions may also be changed as the Fund alters its evaluation of trends in general securities price levels.

                   The Fund does not intend to obtain short-term trading profits. It is anticipated that the Fund's annual portfolio turnover rate will generally fall within a 30% to

                   70% range; but the rate of portfolio turnover is not a limiting factor when the Fund's management deems changes appropriate and could be less than 30% or greater than 70% in any particular year, depending upon market and other considerations.

                   The following investment restrictions are deemed fundamental policies:

                  1. The Fund will not invest more than 5% of the value of its total assets in the securities of any one issuer, except for securities of the United States Government or agencies thereof.

                  2. The Fund will not invest in more than 10% of any class of securities of any one issuer (except for government obligations) or in more than 10% of the voting securities of any one issuer.

SSCY The investment objective of SSCY is to achieve both dividend income and capital appreciation. The Fund seeks to achieve its objective by investing in equity securities of small-cap companies.

                   On an overall portfolio basis, the Investment Advisor will seek to achieve the Fund's objective by continuously reviewing both individual securities and relevant economic and social conditions so that in the view of the Investment Advisor, the Fund has the greatest possible potential for capital appreciation consistent with reasonable risk. The Investment Advisor generally selects companies which pay quarterly dividends at an above-average rate.

                   Under normal market conditions, it is expected that the Fund will invest at least 80% of its assets in equity securities, primarily common stock and securities convertible into common stock of small-cap companies. The Fund may also invest in other types of securities with equity characteristics such as REITs, preferred stocks, warrants, units and rights. The Fund may invest in both exchange-listed and over-the-counter securities. As a matter of fundamental policy which cannot be changed without the vote of a majority of the Fund's outstanding shares, the Fund will not invest more than 25% of its total assets in any one industry.

                   The Fund will not knowingly invest more than 5% of its total assets in securities that are illiquid. Securities having legal or contractual restrictions on resale and no readily available market, and instruments that do not provide for payment to the Fund within seven days after notice are subject to this 5% limit. Securities that have legal or contractual restrictions on resale but have a readily available market are not deemed to be illiquid for the purposes of this limitation.

                   Investments in small-cap companies have certain risks associated with them. First and foremost is their greater earnings and price volatility in comparison to large companies. Earnings risk is partially due to the undiversified nature of small company business lines. The Fund attempts to counteract these concerns about investing in small-cap companies by using strict purchase criteria. One of these criteria stipulates that these companies must have been sound and going entities for over three years. In addition, these companies must be established dividend-paying entities. The dividend requirement helps to reduce share price volatility of the issues in the Fund and ultimately of the Fund itself.

REITs Each Fund may invest in REITs. Equity REITs invest directly in real property while mortgage REITs invest in mortgages on real property. REITs may be subject to certain risks associated with the direct ownership of real estate including declines in the value of real estate, risks related to general and local economic conditions, overbuilding and increased competition, increases in property taxes and operating expenses, and variations in rental income. Generally, increases in interest rates will decrease the value of high yielding securities and increase the costs of obtaining financing, which could decrease the value of the portfolio's investments. In addition, equity REITs may be affected by changes in the value of the underlying property owned by the trusts, while mortgage REITs may be affected by the quality of credit extended. Equity and mortgage REITs are dependent upon management skill, are not diversified and are subject to the risks of financing projects. REITs are also subject to heavy cash flow dependency, defaults by borrowers, self liquidation and the possibility of failing to qualify for tax-free pass-through of income under the Internal Revenue Code and to maintain exemption from the Investment Company Act of 1940, as amended (the "1940 Act").

                  REITs pay dividends to their shareholders based upon available funds from operations. It is quite common for these dividends to exceed the REIT's taxable earnings and profits resulting in the excess portion of such dividends being designated as a return of capital. A Fund intends to include the gross dividends from such REITs in its distributions to shareholders and, accordingly, a portion of the Funds' distributions may also be designated as a return of capital. For more information, please see the discussion under "Tax Treatment: Dividends and Distributions."

Short-Term        Although each Fund normally seeks to remain fully invested
Securities        in equity securities, a Fund may invest temporarily up to
                  100% of its assets in certain short-term fixed income securities. Such securities may be used to invest uncommitted cash balances, for temporary purposes pending investments in other securities, to maintain liquidity to meet shareholder redemptions or for temporary defensive measures to protect against the erosion of its capital base.
                  These securities include, but are not limited to, obligations of the U.S. government, its agencies and instrumentalities, commercial paper, certificates of deposit, bankers acceptances and repurchase agreements. When a Fund invests for defensive purposes, it may affect the attainment of the Fund's investment objective.

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MANAGEMENT OF     The business of each Fund is managed under the direction of
THE FUNDS         each Fund's Board of Directors. Information about the
                  directors and officers of the Funds is included in the Statement of Additional Information.

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INVESTMENT        Stratton Management Company, with offices at Plymouth
ADVISOR Meeting Executive Campus, 610 W. Germantown Pike, Suite 300, Plymouth Meeting, PA 19462-1050, is the Funds' investment advisor and manager and is registered as an investment advisor under the Investment Advisors Act of 1940, as amended. The Investment Advisor provides investment advisory services, consisting of portfolio management, for a variety of individuals and institutions and had approximately $1.4 billion in assets under management as of December 31, 1996. By reason of his ownership of all the Investment Advisor's voting stock, James W. Stratton may be said to be a "controlling person" of that firm.

                  Pursuant to Investment Advisory Agreements, Stratton Management Company provides an investment program in accordance with each respective Fund's investment policies, limitations and restrictions.

                  For providing investment advisory services, the Investment Advisor receives: for SMDS, a fee at the annual rate of 0.63% of daily net assets; and for SGF, a fee at the annual rate of 0.75% of daily net assets. The Investment Advisor has voluntarily agreed to waive $15,000 annually of the advisory fees due it under the Investment Advisory Agreements with SMDS and SGF to offset a significant portion of the fees that the Funds will incur under the Administration Agreements. See "Service Providers and Underwriter." During the fiscal periods ended December 31, 1996, SMDS and SGF paid the Investment Advisor advisory fees at the effective annual rates of .56% and .42%, of such Fund's respective average daily net assets.

                  For providing investment advisory services, for SSCY, the Investment Advisor receives an investment advisory fee payable monthly at an annual rate of 0.75% of average daily net assets, subject to a performance adjustment. The performance adjustment for SSCY is calculated at the end of each month based upon a rolling 24 month performance period. The performance adjustment is added to or subtracted from the basic investment advisory fee. The Fund's gross performance is compared with the performance of the Frank Russell 2000, a widely recognized unmanaged index of common stock prices, over a rolling 24-month performance period. The Russell 2000 is composed of the smallest 2000 stocks in the Frank Russell annual ranking of 3000 common stocks by market capitalization. The Russell 2000 is a widely recognized common stock index of small to medium size companies. Total return performance on the Russell 2000 includes dividends and is reported monthly on a market capitalization-weighted basis. When the Fund performs better than the Russell 2000, it pays the Investment Advisor an incentive fee; less favorable performance than the Russell 2000 reduces the basic fee. Each 1.00% of the difference in performance between the Fund and the Russell 2000 during the performance period is equal to a 0.10% adjustment to the basic fee. The maximum annualized performance adjustment rate is +/- 0.50% of average net assets which would be added to or deducted from the advisory fee if the Fund outperformed or underperformed the Russell 2000 by 5.00%. The effect of this performance fee adjustment is that the basic advisory fee may be increased as high as an annual rate of 1.25% or decreased to as low as an annual rate of 0.25% of the Fund's average daily net asset value. Due to the complexities of researching and investing in small-cap equity securities, the advisory and incentive fees (if realized) paid by the Fund are higher than those paid by most other investment companies. Additionally, the Fund's incentive fee of plus or minus 0.50% is greater than that of other mutual funds with similar objectives which pay incentive fees. Based on the foregoing, during the fiscal period ended December 31, 1996, SSCY paid the Investment Advisor a fee at the effective annual rate of .45% of the Fund's average daily net assets.

                  Mr. Stratton is the Chief Executive officer of the Investment Advisor and has been primarily responsible for the day-to-day investment management of SMDS and SGF since 1980 and 1972, respectively. Mr. Reichel has been primarily responsible for the day-to-day investment management of SSCY since the Fund's commencement of operations in April of 1993.

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COMPUTATION OF    The net asset value per share of each Fund is determined
NET ASSET VALUE   once each business day as of the close of regular trading
                  hours (currently 4:00 p.m. Eastern time) on the New York
                  Stock Exchange ("NYSE"). Such determination will be made by dividing the value of all securities and other assets
                  (including dividends accrued but not collected) less any liabilities (including accrued expenses), by the total number of shares outstanding.

                  Portfolio securities are valued as follows:

                   1. Securities listed or admitted to trading on any national securities exchange are valued at their last sale price on the exchange where the securities are principally traded or, if there has been no sale on that date, at the mean between the last reported bid and asked prices.

                   2. Securities traded in the over-the-counter market are
                      valued at the last sale price, if carried in the National Market Issues section by NASDAQ; other over-the-counter securities are valued at the mean between the closing bid and asked prices obtained from a principal market maker.

                   3. All other securities and assets are valued at their fair value as determined in good faith by the Board of Directors of the Funds, which may include the amortized cost method for securities maturing in sixty days or less and other cash equivalent investments.

                  Determination of the net asset value may be suspended when the right of redemption is suspended as provided under "How to Redeem Fund Shares."

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HOW TO BUY FUND   Shares of each Fund are offered on a continuous basis at the
SHARES net asset value. The net asset value per share of each Fund, and hence the purchase price of the shares, will vary with the value of securities held in each Fund's portfolio. Purchasers of Fund shares pay no "sales load"; the full amount of the purchase price goes toward the purchase of shares of a Fund. Purchases are made at the net asset value next determined following receipt of a purchase order by the Transfer Agent, at the address set forth below, accompanied by payment for the purchase. The Funds may also from time to time accept wire purchase orders from broker/dealers and institutions who have been approved previously by a Fund.

                  Orders for shares of a Fund received prior to the close of regular trading hours on the NYSE are confirmed at the net asset value determined at the close of regular trading hours on the NYSE on that day.

                  Orders received at the address set forth below subsequent to the close of regular trading hours on the NYSE will be confirmed at the net asset value determined at the close of regular trading hours on the next day the NYSE is open.

Investing by      An account may be opened and shares of a Fund purchased by
Mail              completing the Investment Application (the "Application"), enclosed within this Prospectus and sending the Application, together with a check for the desired amount, payable to "
                  Name of Fund " c/o FPS Services, Inc., 3200 Horizon Drive,
                  P.O. Box 61503, King of Prussia, PA 19406-0903. The minimum amount for the initial purchase of shares for SMDS, SGF and SSCY is $2,000.

                  Subsequent purchases may be made in amounts of $100 or more. (Note: There are no minimum investment amounts applied to retirement plans.) After each purchase you will receive an account statement for the shares purchased. Once a shareholder's account has been established, additional purchases may be made by sending a check made payable to " Name of Fund " c/o FPS Services, Inc., P.O. Box 412797, Kansas City, MO 64141-2797. Please enclose the stub of your account statement and include your Fund account number on your check (as well as the attributable year for retirement plan investments, if applicable).

                  PLEASE NOTE: The Funds will not accept third party checks for the purchase of shares. Third party checks are those that are made out to someone other than the fund and are endorsed over to the fund. In order to ensure receipt of good funds, the Funds reserve the right to delay sending your redemption proceeds up to 15 days if you recently purchased shares by check. A $20 fee will be charged to your account for any payment check returned to the custodian.

Investing by      You may also pay for shares by instructing your bank to wire
Wire              Federal funds to the Transfer Agent. Federal funds are
                  monies of member banks within the Federal Reserve System.
                  Your bank must include the full name(s) in which your account is registered and your Fund account number, and should address its wire as follows:

                      UNITED MISSOURI BANK KC NA
                      ABA # 10-10-00695
                      For: FPS Services, Inc.
                      Account # 98-7037-071-9
                      FBO: "NAME OF FUND"
                      Account of (exact name(s) of account registration) Shareholder Account #______________

                  If you are opening a new account by wire transfer, you must first telephone the Transfer Agent at 800-441-6580 to request an account number and furnish the applicable Fund with your social security or other tax identification number. A completed Application with signature(s) of registrant(s) must be filed with the applicable Fund immediately subsequent to the initial wire. Your bank will generally charge a fee for this wire. The Funds will not be responsible for the consequences of delays, including delays in the banking or Federal Reserve wire systems.

                  PLEASE NOTE: Your initial Fund account must satisfy the $2,000 minimum balance requirement in order to participate in the following programs or plans.

Automatic         Shares of a Fund may be purchased through our "Automatic
Investment Plan   Investment Plan" (the "Plan"), (a tear-out application is
                  attached to the back of this Prospectus). The Plan provides a convenient method by which investors may have monies deducted directly from their checking, savings or bank money market accounts for investment in a Fund. The minimum investment pursuant to this Plan is $100 per month. The account designated will be debited in the specified amount, on the date indicated, and Fund shares will be purchased.
                  Only an account maintained at a domestic financial institution which is an Automated Clearing House ("ACH") member may be so designated. A Fund may alter, modify or terminate this Plan at any time.

Direct Deposit    This program enables a shareholder to purchase additional
Program           shares by having certain payments from the Federal
                  Government ONLY (i.e. federal salary, social security and certain veterans, military or other payments) automatically deposited into the shareholder's account in a Fund. The minimum investment is $100.

                  To elect this privilege, a shareholder must complete a Direct Deposit Enrollment Form for each type of payment desired. The form may be obtained by contacting the Transfer Agent, at the address or telephone number shown below. Death or legal incapacity will terminate a shareholder's participation in this program. A shareholder may terminate their participation by notifying, in writing, the appropriate Federal agency. In addition, the Funds may terminate participation upon 30 days' notice to the shareholder.

Reinvestment of   Any shareholder may at any time request and receive
Income            automatic reinvestment of any Funds' income dividends and
Dividends and     capital gains distributions, or income dividends only, or
Capital Gains     capital gains distributions only, in additional shares of a
Distributions     Fund unless the Funds' Board of Directors determines
                  otherwise. Each Fund will send the shareholder an account statement reflecting all such reinvestments. The $100 minimum requirement for subsequent investments does not apply to the reinvestment of income dividends and/or capital gain distributions.

                  The election to reinvest may be made on the enclosed Application or by writing to " Name of Fund ", c/o FPS
                                                 ------------
                  Services, Inc., 3200 Horizon Drive, P.O. Box 61503, King of Prussia, PA 19406-0903. Any such election will automatically continue for subsequent dividends, and/or distributions until written revocation is received by the applicable Fund. If no election is chosen each Fund will automatically reinvest your dividends and capital gains.

Additional        Shares of a Fund may be purchased or redeemed through
Information       certain broker/dealers who may charge a transaction fee,
                  which would not otherwise be charged if the shares were purchased directly from a Fund.

                  Each Fund reserves the right to reject purchases under circumstances or in amounts considered disadvantageous to the Fund. CERTIFICATES WILL NOT BE ISSUED UNLESS REQUESTED IN WRITING BY THE REGISTERED SHAREHOLDER(S).

                  Each Fund is required by Federal tax law to withhold 31% of reportable payments (which may include dividends, capital gains distributions, and redemptions) paid to shareholders who have not complied with Internal Revenue Service regulations regarding Tax Identification Certification. In order to avoid this withholding requirement, you must certify via signature on your Application, or on a separate W-9 Form supplied by the Transfer Agent, that your Social Security or Taxpayer Identification Number is correct (or you are waiting for a number to be issued to you), and that you are currently not subject to backup withholding, or you are exempt from backup withholding.

                  While the Funds provide most shareholder services, certain special services, such as a request for a historical transcript of an account, may involve an ADDITIONAL FEE. To avoid having to pay such a fee for these special services, it is important that you SAVE your last Year-to-Date Confirmation Statement received each year.

                  PLEASE REFER ALL QUESTIONS AND CORRESPONDENCE ON NEW AND EXISTING ACCOUNTS (SUCH AS PURCHASES OR REDEMPTIONS, OR STATEMENTS NOT RECEIVED), DIRECTLY TO THE TRANSFER AGENT, BY WRITING TO FPS SERVICES, INC., 3200 HORIZON DRIVE, P.O. BOX 61503, KING OF PRUSSIA, PA 19406-0903, OR BY CALLING FPS' CUSTOMER SERVICE DEPARTMENT AT 800-441-6580. PLEASE REFERENCE YOUR FUND NAME AND ACCOUNT NUMBER.

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                  Shareholders may redeem shares of a Fund by mail, by writing
HOW TO REDEEM     directly to the Transfer Agent, and requesting liquidation
FUND SHARES       of all or any part of their shares. The redemption request must be signed exactly as the shareholder's name appears in the registration and must include the Fund name and account number. If shares are owned by more than one person, the redemption request must be signed by all owners exactly as their names appear in the registration. Shareholders holding stock certificates must deliver them along with their signed redemption requests. To protect your account, the Transfer
                  Agent and the Funds from fraud, signature guarantees are required for certain redemptions. SIGNATURE GUARANTEES ARE
                  REQUIRED FOR: (1) all redemptions of $10,000 or more; (2) any redemptions if the proceeds are to be paid to someone other than the person(s) or organization in whose name the account is registered; (3) any redemptions which request that the proceeds be wired to a bank; (4) requests to transfer the registration of shares to another owner; and
                  (5) any redemption if the proceeds are to be sent to an address other than the address of record. The Transfer Agent requires that signatures be guaranteed by an "eligible guarantor institution" as defined in Rule 17Ad-15 under the Securities Exchange Act of 1934. Eligible guarantor institutions include banks, brokers, dealers, credit unions, national securities exchanges, registered securities associations, clearing agencies and savings associations.
                  Broker-dealers guaranteeing signatures must be a member of a clearing corporation or maintain net capital of at least
                  $100,000. Credit unions must be authorized to issue signature guarantees. Signature guarantees will be accepted from any eligible guarantor institution which participates in a signature guarantee program. The Transfer Agent cannot accept guarantees from notaries public. In certain instances,

By Written
Request
                  the Funds may require additional documents, such as certified death certificates or proof of fiduciary or corporate authority. (NOTE: PLEASE CALL OUR TRANSFER AGENT TO VERIFY REQUIRED LANGUAGE FOR ALL RETIREMENT PLAN REDEMPTION REQUESTS.) No redemption shall be made unless a shareholder's Application is first on file. In addition, a Fund will not accept redemption requests until checks (including certified checks or cashier's checks) received for the shares purchased have cleared, which can be as long as 15 days.

                  Redemption requests mailed to the Investment Advisor must be forwarded to the Transfer Agent and will not be effected until they are received in good order by the Transfer Agent. The Transfer Agent cannot accept redemption requests which specify a particular forward date for redemption.

By Automated      A shareholder may elect to have redemption proceeds, cash
Clearing House    distributions or systematic cash withdrawal payments
                  transferred to his or her bank, savings and loan association or credit union that is an on-line member of the ACH system.
                  There are no fees associated with the use of the ACH service.

                  Written ACH redemption requests must be received by the Transfer Agent before 4 p.m. Eastern time to receive that day's closing net asset value. ACH redemptions will be sent on the day following the shareholder's request and funds will be available two days later.

                  Redemption proceeds (including systematic cash withdrawals), as well as dividend and capital gains distributions, may be sent to a shareholder via Federal Funds wire. However, the Transfer Agent will charge a $9 fee for each Federal Funds wire transmittal, which will be deducted from the amount of the payment.

Systematic Cash   Each Fund offers a Systematic Cash Withdrawal Plan as
Withdrawal Plan   another option which may be utilized by an investor who
                  wishes to withdraw funds from his or her account on a regular basis. To participate in this option, an investor must either own or purchase shares having a value of $10,000 or more. Automatic payments by check will be mailed to the investor on either a monthly, quarterly, semi-annual or annual basis in amounts of $50 or more. All withdrawals are processed on the 25th of the month or, if such day is not a business day, on the next business day and paid promptly thereafter. Please complete the appropriate section on the Application, indicating the amount of the distribution and the desired frequency.

                  An investor should realize that if withdrawals exceed income dividends and capital gains distributions, the invested principal will be depleted. Thus, depending on the size of the withdrawal payments and fluctuations in the value of the shares, the original investment could be exhausted entirely. An investor may change or stop the Plan at any time by written notice to the Funds. DIVIDENDS AND CAPITAL GAINS DISTRIBUTIONS MUST BE AUTOMATICALLY REINVESTED TO PARTICIPATE IN THIS PLAN. Stock certificates cannot be issued under the Systematic Cash Withdrawal Plan.

Additional        Due to the relatively high cost of maintaining smaller
Information       accounts, the Funds reserve the right to involuntarily
                  redeem shares in any account for its then current net asset value (which will be paid to the shareholder within five business days, or such shorter time period as may be required applicable Securities and Exchange Commission
                  ("S.E.C.") rules) if at any time the total investment does not have a value of at least $500. The shareholder will be notified that the value of his or her account is less than the required minimum and will be allowed at least 45 days to bring the value of the account up to at least $500 before the redemption is processed.

                  The redemption price will be the net asset value of the shares to be redeemed as determined at the close of regular trading hours on the NYSE after receipt at the address set forth above of a request for redemption in the form described above and the certificates (if any) evidencing the shares to be redeemed. No redemption charge will be made. Payment for shares redeemed is made within five business days, or such shorter time period as may be required by applicable S.E.C. rules, after receipt of the certificates (or of the redemption request where no certificates have been issued) by mailing a check to the shareholder's address of record.

                  PLEASE NOTE: A $9 fee will be charged to your account at the time of redemption if instructions to wire proceeds are given; there is no fee to mail proceeds. Also, your redemption proceeds may be delayed up to 15 days if you recently purchased shares by check in order to confirm clearance of check.

                  THE FUNDS MAY ALSO FROM TIME TO TIME ACCEPT TELEPHONE REDEMPTION REQUESTS, FROM BROKER/DEALERS AND INSTITUTIONS WHO HAVE BEEN APPROVED PREVIOUSLY BY THE FUNDS. Neither the Funds nor any of their service contractors will be liable for any loss or expense or cost in acting upon any telephone instructions that are reasonably believed to be genuine. In attempting to confirm that telephone instructions are genuine, the Funds will use such procedures as are considered reasonable, including requesting a shareholder to correctly state his or her Fund account number, the name in which his or her account is registered, his or her banking institution, bank account number and the name in which his or her bank account is registered. To the extent that a Fund fails to use reasonable procedures to verify the genuineness of telephone instructions, it and/or its service contractors may be liable for any such instructions that prove to be fraudulent or unauthorized. During times of unusual market conditions it may be difficult to reach the Funds by telephone. If the Funds cannot be reached by telephone, shareholders should follow the procedures for redeeming by mail as set forth above.

                  The right of redemption may not be suspended or payment upon redemption deferred for more than five business days, or such time shorter time period as may be required by applicable S.E.C. rules, except: (1) when trading on the NYSE is restricted as determined by the S.E.C. or such NYSE is closed for other than weekends and holidays; (2) when the S.E.C. has by order permitted such suspension; or (3) when an emergency, as defined by the rules of the S.E.C., exists, making disposal of portfolio securities or valuation of net assets of a Fund not reasonably practicable. In case of a suspension of the determination of the net asset value, the right of redemption is also suspended and unless a shareholder withdraws his request for redemption, he or she will receive payment at the net asset value next determined after termination of the suspension.

                  As provided in the Funds' Articles of Incorporation, payment for shares redeemed may be made either in cash or in-kind, or partly in cash and partly in-kind. However, the Funds have elected, pursuant to Rule 18f-1 under the 1940 Act to redeem shares solely in cash up to the lesser of $250,000 or one percent of the net asset value of the Fund, during any 90 day period for any one shareholder. Payments in excess of this limit will also be made wholly in cash unless the Board of Directors of such Fund believes that economic conditions exist which would make such a practice detrimental to the best interests of the Fund. Any portfolio securities paid or distributed in-kind will be in readily marketable securities, and will be valued as described under "Computation of Net Asset Value." Subsequent sale of such securities would require payment of brokerage commissions by the investor.

                  The value of a shareholder's shares on redemption may be more or less than the cost of such shares to the shareholder, depending upon the net asset value of the Fund's shares at the time of redemption.

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EXCHANGE          Shares of each Fund may be exchanged for shares of the other
PRIVILEGE         Funds, provided such other shares may legally be sold in the state of the investor's residence. Each Fund has a distinct investment objective which should be reviewed before executing any exchange of shares.

                  The sections regarding each Fund, including those on charges and expenses, should be read prior to seeking any such exchange. Shares may be exchanged by: (1) written request; or (2) telephone if a special authorization form has been completed and is on file with the Transfer Agent in advance. See "How to Redeem Fund Shares--Additional Information" for a description of the Funds' policy regarding telephone instructions.

                  PLEASE NOTE: Shareholders who have certificated shares in their possession MUST surrender these shares to the Transfer Agent to be held on account in unissued form PRIOR to taking advantage of the exchange privilege. When returning certificates for this purpose only, signature(s) need NOT be guaranteed. There are no sales charges involved. Shareholders who engage in frequent exchange transactions may be prohibited from further exchanges or otherwise restricted in placing future orders. The Funds reserve the right to suspend the telephone exchange privilege at any time. An exchange for tax purposes constitutes the sale of one fund and the purchase of another. Consequently, the sale may involve either a capital gain or loss to the shareholder for federal income tax purposes.

-------------------------------------------------------------------------------
RETIREMENT        Each Fund has available four types of tax-deferred
PLANS             retirement plans for its shareholders: Defined Contribution
                  Plans, for use by both self-employed individuals and corporations; an Individual Retirement Account, for use by certain eligible individuals with compensation (including earned income from self-employment), a Simple Individual Retirement
                  Account, for use by certain small companies, and a 403(b)(7)
                  Retirement Plan, for use by employees of schools, hospitals, and certain other tax-exempt organizations or associations.
                  More detailed information about how to participate in these plans, the FEES charged by the custodian, and the limits on contributions can be found in the Statement of Additional
                  Information. TO INVEST IN ANY OF THE TAX-DEFERRED RETIREMENT
                  PLANS, PLEASE CALL THE FUNDS FOR INFORMATION AND THE
                  REQUIRED SEPARATE APPLICATION.

-------------------------------------------------------------------------------
TAX TREATMENT:    During their most recent taxable years, each Fund qualified
DIVIDENDS AND     separately as a regulated investment company under
DISTRIBUTIONS     Subchapter M of the Internal Revenue Code and each Fund
                  intends to do so qualify in future years, as long as such qualification is in the best interest of its shareholders.

Tax Treatment     Under Subchapter M of the Internal Revenue Code, a Fund is
                  not subject to Federal income tax on such part of its ordinary taxable income or net realized long-term capital gains that it distributes to shareholders. Distributions paid by a Fund from net investment income and short-term capital gains (but not distributions paid from long-term capital gains) will be taxable as ordinary income to shareholders, whether received in cash or reinvested in additional shares of such Fund. Such ordinary income distributions will qualify for the dividends received deduction for corporations to the extent of the total qualifying dividends from domestic corporations received by a Fund for the year. Shareholders who are citizens or residents of the United States will be subject to Federal taxes with respect to long-term realized capital gains which are distributed to them, whether or not reinvested in the Funds and regardless of the period of time such shares have been owned by the shareholders. These distributions do not qualify for the dividends received deduction. Due to the nature of REIT dividends, a Fund may or may not realize a return of capital. Consequently, a portion of a Fund's total distributions might also include return of capital.
                  Shareholders will be advised after the end of each calendar year as to the Federal income tax consequences of dividends and distributions of the Funds made each year.

                  Dividends declared in October, November or December of any year payable to shareholders of record on a specified date in such months, will be deemed for Federal tax purposes to have been received by the shareholders and paid by such Fund on December 31 of such year in the event such dividends are paid during January of the following year.

                  Prior to purchasing shares of a Fund, the impact of dividends or capital gains distributions which are expected to be announced or have been announced, but not paid, should be carefully considered. Any such dividends or capital gains distributions paid shortly after a purchase of shares by an investor prior to the record date will have the effect of reducing the per share net asset value of his or her shares by the per share amount of the dividends or distributions. All or a portion of such dividends or distributions, although in effect a return of capital to the shareholder, is subject to taxes, which may be at ordinary income tax rates.

                  A taxable gain or loss may be realized by an investor upon his or her redemption, transfer or exchange of shares of a Fund, depending upon the cost of such shares when purchased and their price at the time of redemption, transfer or exchange. If a shareholder has held Fund shares for six months or less and received a distribution taxable as capital gains attributable to those shares, any loss he realizes on a disposition of those shares will be treated as a capital loss to the extent of the earlier capital gain distribution.

                  The information above is only a short summary of some of the important Federal tax considerations generally affecting the Funds and their shareholders. Income and capital gains distributions may also be subject to state and local taxes. Investors should consult their tax advisor with respect to their own tax situation.

Dividends and     The shareholders of a Fund are entitled to dividends and
Distributions     distributions arising from the net investment income and net realized gains, if any, earned on investments held by the Fund involved, when declared by the Board of Directors of such Fund. SMDS declares and pays dividends from net investment income on a monthly basis. SGF declares and pays dividends from net investment income on a semi-annual basis.
                  SSCY declares and pays dividends from net investment income quarterly. Each Fund will make distributions from net realized gains, if any, once a year, but may make distributions on a more frequent basis to comply with the distribution requirements of Subchapter M of the Internal
                  Revenue Code. Any distribution paid necessarily reduces a Fund's net asset value per share by the amount of the distribution. Distributions may be reinvested in additional shares of such Fund, see "Reinvestment of Income Dividends and Capital Gains Distributions."

-------------------------------------------------------------------------------
PERFORMANCE       From time to time, performance information such as total
CALCULATIONS      return for the Funds may be quoted in advertisements or in communications to shareholders. Each Fund's total return may be calculated on an average annual total return basis, and may also be calculated on an aggregate total return basis, for various periods. Average annual total return reflects the average annual percentage change in value of an investment in a Fund over the measuring period. Aggregate total return reflects the total percentage change in value over the measuring period. Both methods of calculating total return assume that dividends and capital gains distributions made by a Fund during the period are reinvested in such Fund's shares.

                  The total return of each Fund may be compared to that of other mutual funds with similar investment objectives and to bond and other relevant indices or to rankings prepared by independent services or other financial or industry publications that monitor the performance of mutual funds. For example, the total return of a Fund's shares may be compared to data prepared by Lipper Analytical Services, Inc., National Association of Real Estate Investment Trusts and to indices prepared by Dow Jones & Co., Inc. and Standard & Poor's Ratings Group.

                  Performance quotations of each Fund represent such Fund's past performance, and should not be considered as representative of future results. The investment return and principal value of an investment in a Fund will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Any fees charged by broker-dealers, banks or other financial institutions directly to their customer accounts in connection with investments in shares of a Fund will not be included in the Fund's calculations of total return. Further information about the performance of each Fund is included in the Fund's most recent Annual Report which may be obtained without charge by contacting the Fund at (800) 634-5726.

-------------------------------------------------------------------------------
DESCRIPTION OF    The Funds are each organized as separate Maryland
COMMON STOCK      corporations. SMDS was organized on March 4, 1985, as
                  successor to a Delaware corporation organized on November
                  10, 1971; SGF was organized on June 21, 1985, as successor to a Delaware corporation organized on June 5, 1972; and SSCY was organized on January 5, 1993. SMDS' authorized capital is 10,000,000 shares of common stock, par value
                  $1.00 per share. SGF's authorized capital is 10,000,000 shares of common stock, par value $0.10 per share. SSCY is a series of The Stratton Funds, Inc. The Stratton Funds, Inc.
                  is authorized to issue 1,000,000,000 shares of common stock, par value $0.001 per share, and to classify and reclassify any authorized and unissued shares into one or more series or classes. At present, the Board of Directors of The
                  Stratton Funds, Inc. has authorized the issuance of 200,000,000 shares of Class A common stock representing interests in SSCY.

                  There are no conversion or preemptive rights in connection with any shares of the Funds, nor are there cumulative voting rights. Shares of each Fund are freely transferable. Each share of a particular Fund has equal voting, dividend and distribution, and liquidation rights with other shares of such Fund. When issued for payment as described in this Prospectus, a Fund's shares will be fully paid and nonassessable. Fractional shares of a Fund have proportionately the same rights as provided for full shares of the particular Fund.

                  Each Fund does not presently intend to hold annual meetings of shareholders except as required by the 1940 Act or other applicable law. Each Fund is a separate legal entity and holders vote separately as shareholders of each Fund. Under certain circumstances, shareholders of a Fund have the right to call a shareholders meeting of that Fund to consider the removal of one or more directors.

                  Investors should be aware that by combining the Prospectus of each Fund into this one document, there is the possibility that one Fund may become liable for any misstatements in the Prospectus about another Fund. To the extent that a Fund incurs such liability, a shareholders investment in such Fund could be adversely affected.

-------------------------------------------------------------------------------
SERVICE           Pursuant to arrangements between the Funds, The Bank of New
PROVIDERS AND     York and FPS, The Bank of New York serves as custodian of
UNDERWRITER       all securities and cash owned by each Fund. The Bank of New
                  York performs no managerial or policy-making functions for the Funds. Pursuant to agreements between The Bank of New
                  York and FPS, FPS performs certain administrative and record keeping services. The Bank of New York reallows a portion of its custody fee to FPS for providing such services.

                  FPS also serves as the Transfer Agent, Administrator and Fund Accounting/Pricing Agent. FPS is a wholly-owned subsidiary of FinDaTex, Inc. Certain directors and officers of Stratton Management Company, the Investment Advisor to the Funds, and certain directors and officers of each Fund are controlling shareholders of FinDaTex, Inc.

                  Administration services include all administrative services except those relating to the investment portfolios of the Funds, the distribution of the Funds and the maintenance of the Funds' financial records. For these administrative services, the Funds pay a flat fee of $10,000 for SSCY and $30,000 each for SMDS and SGF.

                  FPBS acts as underwriter to each Fund pursuant to separate underwriting agreements. FPBS was paid $3,000 from each Fund for underwriting services in connection with the registration of the Fund's shares under state securities laws. FPBS is a wholly-owned subsidiary of FPS. FPS and FPBS are affiliates of the Investment Advisor inasmuch as FPBS, FPS and the Investment Advisor are under common control.

                             STRATTON MUTUAL FUNDS
                            NEW ACCOUNT APPLICATION

1.REGISTRATION

  Complete A, B or C below. (PLEASE PRINT) No certificates will be issued unless requested in writing.

  A. INDIVIDUAL OR JOINT ACCOUNT*

     ------------------------------------------------------   -----------------
     First NameMiddle InitialLast Name                        Social Security
                                                              Number

     ------------------------------------------------------   -----------------
     First NameMiddle InitialLast Name                        Social Security
                                                              Number

    *Registration will be Joint Tenancy with Rights of Survivorship, unless otherwise specified.

  B. GIFT TO MINORS

     ----------------------------------------------    Under the ____ UGMA/UTMA
     Name of Custodian                                           State

     ----------------------------------------------    ------------------------
     As Custodian For (name of minor)                  Minor's Social Security
                                                       Number

  C. CORPORATIONS, PARTNERSHIPS, TRUSTS AND OTHERS**

     ----------------------------------------------    ------------------------
     Name of Legal Entity                              Taxpayer Identification
                                                       Number

     ------------------------------------------------------------------------
     Name of Fiduciary                                 Name of Fiduciary

     ----------------------------------------------
     Date of Trust (month, day, year)

     **Complete Corporate Resolution attached, if applicable

2. MAILING ADDRESS

   ----------------------------------------------------------------------------
   Street                           City                State          Zip Code

   ----------------------------
   Daytime Telephone

   If you have an account in another Stratton Fund that is registered under the same name as above, please list the account number here:
                                                                ---------------
3. INVESTMENT INFORMATION ($2,000 minimum each)

   [  ] STRATTON MONTHLY DIVIDEND
        REIT SHARES, INC.                         %          or         $
   [  ] STRATTON GROWTH FUND, INC.                %          or         $
   [  ] STRATTON SMALL-CAP YIELD
        FUND                                      %          or         $
                             TOTAL            100 %                     $

   [  ] BY CHECK: Please make payable to appropriate Fund Name

   [  ] BY WIRE: An initial purchase of $__________ was wired on ___________ by date

   _________________________________________ to account #______________________
            Name of your Bank or Broker                  Number assigned by FPS

4. DISTRIBUTION OPTIONS

   Check one box only for each; if none are checked, all dividend and capital gains, if any, will be reinvested.

   Income
   Dividends      (check one box only)          [  ] reinvested [  ] paid in cash
   Capital Gains
   Distributions  (check one box only)          [  ] reinvested [  ] paid in cash

   Please refer to box 7 for instructions if cash option via Automated Clearing House ("ACH") is desired.

5. SYSTEMATIC WITHDRAWAL PLAN

   [  ] Check box if you want this service.
        To establish a Systematic Withdrawal Plan (SWP), an account must have a current market value of $10,000 or more. Additionally, an account must have dividends reinvested.

        [  ] Check box if you want withdrawal sent to address of record.

        [ ] Check box if you want withdrawal sent via ACH as instructions indicate in section 7.

   Amount and Frequency of Payments:
   --------------------------------

        Beginning in __________ , 19 __, please make payments in the amount month
        of $__________________
               $50 minimum

        Payments will be processed on the 25th day of the month in the frequency indicated below:

             [  ] Monthly   [  ] Quarterly   [  ] Semi-annually   [  ] Annually

6. TELEPHONE EXCHANGE PRIVILEGE

   [  ] Check box if you want this service.
        I (We) authorize FPS Services, Inc. to act upon instructions for exchanges between Funds received by telephone believed by it to be genuine. I (We) understand this privilege permits switching at any time between STRATTON MONTHLY DIVIDEND REIT SHARES, INC., STRATTON GROWTH FUND, INC. and STRATTON SMALL-CAP YIELD FUND, provided such other shares may legally be sold in the state of the investor's residence.

7. SPECIAL PROGRAMS

   All Direct Deposit Programs and ACH transactions will be sent as indicated below. There will be no charge for ACH transactions. Any changes in ACH transactions must be made in writing to FPS Services, Inc., 3200 Horizon Drive, King of Prussia, PA 19406-0903. Please allow one month for ACH transactions to be effective.

   Notify your bank of your intent to establish this option on your bank account.

   ----------------------------------------------------------------------------
   Bank Name                                      Branch Office (if applicable)

   ----------------------------------------------------------------------------
   Bank Address (Do not use P.O. Box)       City           State       Zip Code

   ----------------------------------------------------------------------------
   Bank Wire Routing Number    Name(s) on Bank Account      Bank Account Number

8. SIGNATURE AND CERTIFICATION

   TAXPAYER IDENTIFICATION NUMBER CERTIFICATION. UNDER THE PENALTIES OF PERJURY, I (WE) CERTIFY THE FOLLOWING:

   [  ] I (WE) CERTIFY THAT THE NUMBER SHOWN ON THIS FORM IS MY (OUR) CORRECT
        TAX IDENTIFICATION NUMBER.

   [  ] I (WE) AM NOT (ARE NOT) SUBJECT TO BACKUP WITHHOLDING AS A RESULT OF A
        FAILURE TO REPORT ALL INTEREST AND DIVIDENDS, OR THE INTERNAL REVENUE SERVICE HAS NOTIFIED ME (US) THAT I (WE) AM (ARE) NO LONGER SUBJECT TO BACKUP WITHHOLDING.

   CITIZEN OF: [  ] UNITED STATES   [  ] OTHER (PLEASE INDICATE) ______________

        THE INTERNAL REVENUE SERVICE DOES NOT REQUIRE YOUR CONSENT TO ANY PROVISION OF THIS DOCUMENT OTHER THAN THE CERTIFICATIONS REQUIRED TO AVOID BACKUP WITHHOLDING.

  --------------------------------------------------------    -----------------
  Signature     [  ] Owner   [  ] Custodian   [  ] Trustee                Date

  --------------------------------------------------------    -----------------
  Signature of Joint Owner (if applicable)                                Date

                     AUTOMATIC INVESTMENT PLAN APPLICATION
===============================================================================
                                 INSTRUCTIONS
-------------------------------------------------------------------------------

                               HOW DOES IT WORK?
1. FPS Services, Inc., through our bank, UMB Bank N.A., draws an Automatic Clearing House (ACH) debit electronically against your personal checking account or savings account each month.
2. Choose an amount ($100 minimum) that you would like to invest regularly and your debit will be processed by FPS Services, Inc.
3.  Shares will be purchased and a confirmation sent to you.

                              HOW DO I SET IT UP?
1. Complete this application and a New Account Application Form if you are establishing a new account.
2. If you are using a Credit Union, please have your financial institution complete the application.
3.  Attach a VOIDED check to the application.
4. Mail applications to FPS Services, Inc., 3200 Horizon Drive, P.O. Box 61503, King of Prussia, PA 19406-0903.
5. As soon as your bank accepts your authorization, debits will be generated and your Automatic Investment Plan started. In order for you to have ACH debits from your account, your bank must be able to accept ACH transactions and/or be a member of an ACH association. We cannot guarantee acceptance by your bank.
6.  Please allow one month for processing before the first debit occurs.

===============================================================================
                              ACCOUNT INFORMATION
-------------------------------------------------------------------------------

Check One:   [ ] I am in the process of establishing a new account
             [ ] My account number is #

Deposit my automatic investments in (check one):
             [ ] STRATTON MONTHLY DIVIDEND REIT SHARES, INC.
             [ ] STRATTON GROWTH FUND, INC.
             [ ] STRATTON SMALL-CAP YIELD FUND

Shareholder Name:
-------------------------------------------------------------------------------

Joint Owner:
-------------------------------------------------------------------------------

Street Address:
-------------------------------------------------------------------------------

City:                                State:                ZIP Code:
-------------------------------------------------------------------------------

Phone Number: [daytime] (  )                   [evening] (  )
-------------------------------------------------------------------------------

===============================================================================
                                 AUTHORIZATION
-------------------------------------------------------------------------------

I authorize the FUND to establish an Automatic Investment Plan for me and invest $ ______________ on the [ ] 10th, [ ] 15th, or [ ] 20th of each month in
         ($100 minimum)
the FUND.
I understand that my ACH debit will be dated on the day of each month as indicated above. I agree that if such debit is not honored upon presentation, FPS Services, Inc. may discontinue this service and any share purchase made upon deposit of such debit may be canceled. I further agree that if the net asset value of the shares purchased with such debit is less when said purchase is canceled than when the purchase was made, FPS Services, Inc. shall be authorized to liquidate other shares or fractions thereof held in my account to make up the deficiency. Returned items will result in a $20 fee being deducted from your account. This Automatic Investment Plan may be discontinued by FPS Services,

Inc. upon 30 days written notice or at any time by the investor by written notice to FPS Services, Inc. which is received not later than five (5)
business days prior to the above designed investment date.
Signature of Account Owner                                    Date:
-------------------------------------------------------------------------------
Signature of Joint Account Owner                              Date:
-------------------------------------------------------------------------------

===============================================================================
                      BANK INFORMATION AND AUTHORIZATION
-------------------------------------------------------------------------------

Bank Account Owner
-------------------------------------------------------------------------------

Bank Account Joint Owner
-------------------------------------------------------------------------------

Bank Name
-------------------------------------------------------------------------------

Bank Branch Street Address
-------------------------------------------------------------------------------

City                                 State                 ZIP Code
-------------------------------------------------------------------------------

ABA Number (9 digits)                       Account Number
-------------------------------------------------------------------------------

CHECK ONE: [ ] Checking   [ ] Savings
As a convenience to me, please honor ACH debits on my account drawn by FPS Services, Inc., UMB Bank, NA and payable to the FUND.

I agree that your rights with respect to such debit shall be the same as if it were a check drawn upon you and signed personally by me. This authority shall remain in effect until you receive written notice to the contrary. I agree that you shall be fully protected in honoring any such debit.

I further agree that if any debit is dishonored, whether with or without cause or whether intentionally or inadvertently, you shall be under no liability whatsoever.

Signature of Bank Account Owner                               Date:
-------------------------------------------------------------------------------

Signature of Joint Account Owner                              Date:
-------------------------------------------------------------------------------

===============================================================================
                           INDEMNIFICATION AGREEMENT
-------------------------------------------------------------------------------

TO: The Bank Named Above:

So that you may comply with your Depositor's request and authorization, the FUND agrees as follows:

1. To indemnify and hold you harmless from any loss you may suffer arising from or in connection with the payment of a debit drawn by FPS Services, Inc. to the order of the FUND, designated on the account of your depositor's executing the authorization including any costs or expenses reasonably incurred in connection with such loss. The FUND will not, however, indemnify you against any loss due to your payment of any debit generated against insufficient funds.
2. To refund to you any amount erroneously paid by you to FPS Services, Inc. on any such debit if claim for the amount of such debit on which erroneous payment was made.

===============================================================================
           MAIL COMPLETED AUTOMATIC INVESTMENT PLAN APPLICATION TO:
    FPS SERVICES, INC., 3200 HORIZON DRIVE, KING OF PRUSSIA, PA 19406-0903

     ----------------------
            STRATTON
     M U T U A L  F U N D S
     ----------------------
     Stability - Strategy - Success


     DIRECTORS

     Lynne M. Cannon

     John J. Lombard, Jr.

     Henry A. Rentschler

     Merritt N. Rhoad, Jr.

     Alexander F. Smith

     Richard W. Stevens

     James W. Stratton


     OFFICERS

     James W. Stratton
     Chairman

     John A. Affleck
     President, Stratton Growth Fund

     Gerard E. Heffeman
     President, Stratton Monthly Dividend Shares

     Frank H. Reichel, III
     President, Stratton Small-Cap Yield Fund

     Joanne E. Kuzma
     Vice President

     Patricia L. Sloan
     Secretary & Treasurer

     James A. Beers
     Assistant Secretary & Treasurer

     Carol L. Royce
     Assistant Secretary & Treasurer


--------------------------------------------------------------------------------


                              INVESTMENT ADVISOR



                              TRANSFER AGENT
                              & DIVIDEND                [GRAPHIC APPEARS HERE]
                              PAYING AGENT


                              CUSTODIAN
                              BANK

                              [ILLEGIBLE TEXT APPEARS HERE]
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